Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Successor [Member]
Service inventories, gross	$ 69,933
Less: allowance for obsolete and slow moving service inventories	(4,168)
Service inventories, net	65,765
Successor [Member] | Spare Parts [Member]
Service inventories, gross	33,325
Successor [Member] | Chemicals [Member]
Service inventories, gross	19,906
Successor [Member] | Raw Materials [Member]
Service inventories, gross	204
Successor [Member] | Consumables [Member]
Service inventories, gross	$ 16,498
Predecessor [Member]
Service inventories, gross		$ 33,266
Less: allowance for obsolete and slow moving service inventories		(953)
Service inventories, net		32,313
Predecessor [Member] | Spare Parts [Member]
Service inventories, gross		14,862
Predecessor [Member] | Chemicals [Member]
Service inventories, gross		17,963
Predecessor [Member] | Raw Materials [Member]
Service inventories, gross		204
Predecessor [Member] | Consumables [Member]
Service inventories, gross		$ 237